UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		PFG Financial Advisors
Address: 	366 Walker Drive
	 	State College, PA 16801


Form 13F File Number: 28-____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kimberli J. Fleck

Title: Chief Compliance Officer

Phone: 814-231-2221

Signature, Place, and Date of Signing:

Kimberli J. Fleck  State College, PA	 03/22/13
[Signature] 	   [City, State] 	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.

(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: 173,625


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NAME OF	SECURITY		VALUE 	SHARES OR	SH/	 PUT/	INVESTMENT	OTHER	VOTING AUTH
ISSUER	TYPE	CUSIP	(x1000)	PRN AMT	PRN	CALL	 DISCR	 MGR	SOLE	SHARED	NONE

ALLIANCEBERNSTEIN GLOBAL HIGH INCOM	CEF	01879R106	509	32529	SH		Y				NONE
AT&T INC COM	COM	00206R102	813	24133	SH		Y				NONE
BANK OF AMERICA CORP	COM	60505104	228	19657	SH		Y				NONE
BLACKROCK LIMITED DURATION INCOME T	CEF	09249W101	4160	228979	SH		Y				NONE
BLACKROCK STRATEGIC BD TR	CEF	09249G106	4369	299518	SH		Y				NONE
EXXON MOBIL CORP	COM	30231G102	7931	91641	SH		Y				NONE
FIRST TR/FOUR	CEF	33733U108	214	14109	SH		Y				NONE
GAP INC	COM	364760108	3097	99804	SH		Y				NONE
GENERAL ELECTRIC CO	COM	369604103	352	16799	SH		Y				NONE
GUGGENHEIM FRONTIER MARKETS ETF	ETF	18383Q838	257	13049	SH		Y				NONE
GUGGENHEIM INSIDER SENTIMENT ETF	ETF	18383M209	574	16522	SH		Y				NONE
HANCOCK JOHN PFD EQTY FD SH BEN INT	CEF	41013W108	480	21945	SH		Y				NONE
HEALTH CARE SELECT SECTOR SPDR	ETF	81369Y209	1078	27049	SH		Y				NONE
ISHARES 3-7 YR TREASURY BOND ETF	ETF	464288661	32200	261325	SH		Y				NONE
ISHARES AGGREGATE BOND ETF	ETF	464287226	1423	12819	SH		Y				NONE
ISHARES AMT-FREE MUNI BOND ETF	ETF	464288414	1548	13992	SH		Y				NONE
ISHARES GOLD TRUST ETF 	ETF	464285105	1453	89284	SH		Y				NONE
ISHARES IBOXX HIGH YIELD CORPORATE 	ETF	464288513	4268	45728	SH		Y				NONE
ISHARES INC MSCI AUSTRALIA INDEX FD	ETF	464286103	1560	62086	SH		Y				NONE
ISHARES MSCI ASIA EX JAPAN	ETF	464288182	10714	177033	SH		Y				NONE
ISHARES MSCI BRAZIL INDEX FD ETF	ETF	464286400	1799	32171	SH		Y				NONE
ISHARES MSCI CANADA INDEX 	ETF	464286509	1448	51020	SH		Y				NONE
ISHARES MSCI EAFE SMALL CAP ETF	ETF	464288273	16816	413069	SH		Y				NONE
ISHARES S&P U.S. PREFERRED COM ET	ETF	464288687	600	15165	SH		Y				NONE
ISHARES SILVER TRUST ETF	ETF	46428Q109	5124	174488	SH		Y				NONE
ISHARES TIPS BOND ETF	ETF	464287176	1445	11906	SH		Y				NONE
ISHARES TR S&P 100 INDEX FUND	ETF	464287101	1274	19704	SH		Y				NONE
JP MORGAN ALERIAN MLP ETN	ETF	46625H365	5673	147520	SH		Y				NONE
MEDTRONIC INC	COM	585055106	2127	51868	SH		Y				NONE
MFS MULTIMARKET INCOME TRUST	CEF	552737108	4877	670015	SH		Y				NONE
MICROSOFT	COM	594918104	1909	71481	SH		Y				NONE
NUVEEN MUN VALUE FD	CEF	670928100	263	25727	SH		Y				NONE
PETROLEUM & RES CORP	CEF	716549100	267	11168	SH		Y				NONE
PIMCO ETF TR INTER MUN BD STRATEGY 	ETF	72201R866	1926	35441	SH		Y				NONE
PIMCO TOTAL RETURN ETF	ETF	72201R775	2411	22115	SH		Y				NONE
POWERSHARES BUILD AMERICA BOND PORT	ETF	73937B407	337	11165	SH		Y				NONE
POWERSHARES DB AGRICULTURE	ETF	73936B408	1028	36811	SH		Y				NONE
POWERSHARES DYNAMIC	ETF	73935X609	262	13854	SH		Y				NONE
POWERSHARES EXCHANGETRADED FD TR DY	ETF	73935X864	223	12775	SH		Y				NONE
POWERSHARES GLOBAL LISTED PRIVATE E	ETF	73935X195	690	68207	SH		Y				NONE
SPDR GOLD ETF	ETF	78463V107	11459	70731	SH		Y				NONE
SPDR HIGH YIELD BOND ETF	ETF	78464A417	1173	28826	SH		Y				NONE
SPDR INTERNATIONAL GOVERNMENT TIPS 	ETF	78464A490	7777	122406	SH		Y				NONE
SPECTRA ENERGY CORP	COM	847560109	331	12102	SH		Y				NONE
SUNCOR ENERGY COM NPV ISIN CA867229	COM	867229106	1953	59221	SH		Y				NONE
VANGUARD FTSE ALL-WORLD EX-US	ETF	922042775	2540	55538	SH		Y				NONE
VANGUARD MSCI EMERGING MARKETS ETF	ETF	922042858	732	16439	SH		Y				NONE
VANGUARD S&P 500 ETF	ETF	922908413	4664	71552	SH		Y				NONE
VANGUARD TOTAL BOND MARKET	ETF	921937835	2753	32770	SH		Y				NONE
VERIZON COMMUNICATIONS	COM	92343V104	434	10043	SH		Y				NONE
WISDOMTREE EMERGING MARKETS EQUITY 	ETF	97717W315	5998	104891	SH		Y				NONE
WISDOMTREE EMERGING MKTS LOCAL DEBT	ETF	97717X867	1221	22841	SH		Y				NONE
WISDOMTREE MIDCAP EARNINGS ETF	ETF	97717W570	846	13570	SH		Y				NONE
WISDOMTREE TR INDIA EARNINGS FD	ETF	97717W422	3520	181734	SH		Y				NONE
WISDOMTREE TRUST DREYFUS COMMODITY	ETF	97717X859	468	21814	SH		Y				NONE